As filed with the Securities and Exchange Commission on July 25, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00499 and 811-04417


                           California Investment Trust
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               (Exact name of registrant as specified in charter)


          44 Montgomery St. Suite 2100, San Francisco, California 94104
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               (Address of principal executive offices) (Zip code)


                                Stephen C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
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                     (Name and address of agent for service)

                                  (415)398-2727
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               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments

CALIFORNIA INVESTMENT TRUST

QUARTERLY PORTFOLIO OF INVESTMENTS
MAY 31, 2006

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CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
VARIABLE RATE DEMAND NOTES* (73.60%)                                 PAR VALUE     RATE       MATURITY          VALUE

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds                                                        1,500,000     3.41%      6/1/2006     $    1,500,000

BAY AREA TOLL AUTHORITY
San Francisco Bay Toll; Series D-1                                   2,000,000     3.30%      6/7/2006         2,000,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B5                                  700,000     3.53%      6/1/2006           700,000
Power Supply Revenue Bonds; Series C-8                               2,000,000     3.38%      6/1/2006         2,000,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                              150,000     3.50%      6/1/2006           150,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Rand Corporation; Series B                                             480,000     3.50%      6/1/2006           480,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Gemological Institute of America; Special Tax; Series 2001           1,800,000     3.42%      6/1/2006         1,800,000
Certificates of Participation: Sutter Health Group                   1,000,000     3.50%      6/1/2006         1,000,000

CALIFORNIA, STATE OF
General Obligation: Series A-3                                         400,000     3.53%      6/1/2006           400,000
General Obligation Bonds; Series 2003C-1                             2,000,000     3.35%      6/1/2006         2,000,000
Kindergarten-Univ; Series B-3                                          800,000     3.46%      6/1/2006           800,000

CHINO BASIN REGIONAL FINANCING AUTHORITY
Inland Empire Utilities Agency; Series 2002A                         2,000,000     3.14%      6/7/2006         2,000,000

IRVINE, CITY OF
Assesment District 00-18                                               810,000     3.46%      6/1/2006           810,000
Assesment District 94-15                                               700,000     3.46%      6/1/2006           700,000
Assessment District  94-13                                             900,000     3.46%      6/1/2006           900,000

IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series                                600,000     3.46%      6/1/2006           600,000
Waterworks Bonds; 1998 Series A, District 182                          400,000     3.53%      6/1/2006           400,000
Sewer Bonds; 1988 Series A; District 282                               400,000     3.53%      6/1/2006           400,000
General Obligation; Consolidated Series 1993                           150,000     3.46%      6/1/2006           150,000
Certificates of Participation; 1986 Capital Improvements Projects    1,300,000     3.53%      6/1/2006         1,300,000

LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A                               1,400,000     3.23%      6/7/2006         1,400,000

LOS ANGELES, COUNTY OF
Pension Obligation, Refunding Bonds                                  1,400,000     3.14%      6/7/2006         1,400,000

LOS ANGLES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds; 1992; Series A                    2,000,000     3.36%      6/1/2006         2,000,000
Tax Refunding Bonds; Series A                                        1,000,000     3.14%      6/7/2006         1,000,000

LOS ANGELES COUNTY WASTEWATER SYSTEMS
Series B-1                                                           2,000,000     3.35%      6/1/2006         2,000,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Refunding Bonds; 1996 Series A                         1,885,000     3.33%      6/1/2006         1,885,000
Water Revenue Bonds; Series 2000 B-3                                   400,000     3.53%      6/1/2006           400,000
Water Revenue Bonds; Series 2001 C-2                                   600,000     3.45%      6/1/2006           600,000

NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian; Series 1996 Series B            2,250,000     3.52%      6/1/2006         2,250,000

ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds, Village Niguel, Issue AA of 1985                      1,900,000     3.18%      6/7/2006         1,900,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                 1,400,000     3.46%      6/1/2006         1,400,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; Series A                              2,000,000     3.14%      6/7/2006         2,000,000

RAMONA UNIFIED SCHOOL DISTRICT
School Facilities Program Bonds: 2004                                2,500,000     3.42%      6/1/2006         2,500,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                      2,000,000     3.13%      6/7/2006         2,000,000

RIVERSIDE-SAN BERNARDINO HOUSING & FINANCE AGENCY
Pass Through Obligations; Series A                                   1,985,000     3.38%      6/1/2006         1,985,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                              1,720,000     3.36%      6/1/2006         1,720,000

TRACY, CITY OF
Multifamily Housing Bonds; Series A                                  1,000,000     3.38%      6/1/2006         1,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                               800,000     3.46%      6/1/2006           800,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Regional Wastewater Treatment Bonds, 1996                              500,000     3.46%      6/1/2006           500,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                               2,000,000     3.36%      6/1/2006         2,000,000

                                                                                                           --------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $50,830,000)                                                           50,830,000
                                                                                                           --------------


TAX AND REVENUE ANTICIPATION NOTES (16.31%)

CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY
Series A                                                             2,000,000     4.00%     6/30/2006         2,002,218

CALIFORNIA SCHOOL CASH RESERVE PROGRAM FINANCING AUTHORITY
Series A                                                             1,750,000     4.00%      7/6/2006         1,752,288

CALIFORNIA, STATE OF
Revenue Anticipation Notes                                           2,000,000     4.50%     6/30/2006         2,002,289

LOS ANGELES UNIFIED SCHOOL DISTRICT
Election 2004; Series A                                              1,500,000     5.00%      7/1/2006         1,502,289

LOS ANGELES, COUNTY OF
Series A                                                             1,000,000     4.00%     6/30/2006         1,001,132

SACRAMENTO, COUNTY OF
Series A                                                             2,000,000     4.00%     7/10/2006         2,003,075

SAN DIEGO COUNTY AND SCHOOL DISTRICT
Series B                                                             1,000,000     4.00%     7/14/2006         1,001,507

                                                                                                           --------------
TOTAL REVENUE ANTICIPATION NOTES (COST $11,264,798)                                                           11,264,798
                                                                                                           --------------


COMMERCIAL PAPER (9.41%)

EAST BAY MUNICIPAL UTILITY DISTRICT
Certificates of Participation                                        2,000,000     3.57%      6/1/2006         2,000,000

SAN DIEGO COUNTY TEETER
Certificates of Participation                                        2,500,000     3.57%      6/8/2006         2,500,000

UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commercial Paper Notes; Series A                                     2,000,000     3.35%      6/7/2006         2,000,000

                                                                                                           --------------
TOTAL COMMERCIAL PAPER (COST $6,500,000)                                                                       6,500,000
                                                                                                           --------------


TOTAL INVESTMENT (COST $68,594,798) (a) (99.32%)                                                              68,594,798
OTHER NET ASSETS (0.68%)                                                                                         468,963
                                                                                                           --------------
NET ASSETS (100%)                                                                                          $  69,063,761
                                                                                                           --------------

(a) Aggregate cost for federal income tax purpose is $68,594,798.
* Stated maturity reflects next reset date.

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CALIFORNIA INSURED INTERMEDIATE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
LONG TERM SECURITIES (95.48%)                                        PAR VALUE     RATE       MATURITY          VALUE

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A                                    500,000     5.25%      8/1/2013     $     537,845

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A                                      500,000     5.25%      6/1/2013           543,330

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                 500,000     5.60%     10/1/2010           538,515

CALIFORNIA, STATE OF
General Obligation Bonds; 1996                                         500,000     5.20%      6/1/2007           508,480

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A                        400,000     5.25%      6/1/2011           428,124
Lease Revenue Refunding Bonds; 2001 Series A                           500,000     5.25%      6/1/2012           539,265

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                        300,000     7.25%      8/1/2009           331,548
Water System Improvement Projects; Series 2001A                        500,000     6.00%      8/1/2012           552,335

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series C                               400,000     6.15%      2/1/2009           425,700

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                     500,000     5.00%      5/1/2012           533,145

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                     400,000     8.50%      8/1/2007           422,244

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                550,000     5.25%      7/1/2012           586,795

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 20025                               500,000     5.50%      8/1/2012           547,660

FRESNO, CITY OF
Water System Revenue Refunding; Series A                               500,000     6.00%      6/1/2011           552,370

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                   530,000     5.20%     11/1/2009           556,617

INDUSTRY CITY URBAN DEVELOPMENT AGENCY
2002 Tax Allocation; Refunding, Project 1                              300,000     5.38%      5/1/2012           306,156

LOS ANGELES , CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A               500,000     5.00%      2/1/2008           512,075

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                      500,000     5.50%      7/1/2008           519,910

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                              400,000     6.90%     6/30/2008           426,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                              500,000     5.25%      7/1/2014           532,975

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                400,000     6.00%      7/1/2007           410,524
Election of 2004; Series F                                             500,000     5.00%      7/1/2010           525,375

MONTEREY, COUNTY OF
Certificates of Participation                                          600,000     5.25%      8/1/2014           640,086

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2002 Series A                                500,000     5.00%      8/1/2012           534,015
2005 General Obligation Refunding Bonds                                500,000     5.00%      8/1/2014           537,290

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                        500,000     5.50%     10/1/2012           547,125

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue Bonds; Series 1998 A                       500,000     5.50%     2/15/2007           507,055
Measure M Sales Tax Revenue 2nd Series, Series A                       325,000     5.00%     2/15/2009           337,165

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                385,000     5.25%      7/1/2012           397,998

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A                           500,000     5.00%      7/1/2015           534,605

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                500,000     5.10%     5/15/2010           511,235

SAN FRANCISCO AIRPORT COMMISSION
San Francisco International Airport Revenue Second; Series B           450,000     5.50%      5/1/2009           467,676

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                                500,000     5.00%     11/1/2013           532,985
Water Revenue Refunding Bonds; Series B                                400,000     5.50%     5/15/2010           426,912

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                        500,000     5.50%      1/1/2013           549,385

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O                                    500,000     5.75%      9/1/2010           541,225

WALNUT, CITY OF
Public Financing Authority Tax Allocation                              500,000     5.38%      9/1/2013           540,815

                                                                                                           --------------
TOTAL LONG TERM SECURITIES (COST $18,448,656)                                                                 18,442,559
                                                                                                           --------------


VARIABLE RATE DEMAND NOTES* (3.11%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002 B6                             200,000     3.46%      6/1/2006           200,000

IRVINE, CITY OF
Assesment District 94-15                                               400,000     3.46%      6/1/2006           400,000

                                                                                                           --------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $600,000)                                                                 600,000
                                                                                                           --------------


TOTAL INVESTMENT (COST $19,048,656) (a) (98.59%)                                                              19,042,559
OTHER NET ASSETS (1.41%)                                                                                         273,206
                                                                                                           --------------
NET ASSETS (100%)                                                                                          $  19,315,765
                                                                                                           --------------


(a) Aggregate cost for federal income tax purpose is $19,048,656.
At 05/31/2006, unrealized appreciation (depreciation) of securities is as follows:
Unrealized Appreciation                                                                                    $     147,574
Unrealized (Depreciation)                                                                                       (153,671)
                                                                                                           --------------
Net Unrealized Appreciation (Depreciation)                                                                 $      (6,097)
                                                                                                           --------------

* Stated maturity reflects next reset date.

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CALIFORNIA TAX FREE INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 5/31/06 (UNAUDITED)
LONG TERM SECURITIES (99.33%)                                        PAR VALUE     RATE       MATURITY          VALUE

BAY AREA TOLL AUTHORITY
San Francisco Bay Area; Series F                                       500,000     5.00%      4/1/2031     $     516,445

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                  2,500,000     5.25%      1/1/2017         2,614,150
Revenue Bonds (Occidental College); Series 2005A                     3,165,000     5.00%      1/0/1900         3,267,261
Stanford University Revenue Bonds; Series P                          3,000,000     5.25%     12/1/2013         3,303,150

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded           1,695,000     7.00%     12/1/2011         1,963,946
Water System Revenue Bonds, Central Valley J-3; Unrefunded           2,070,000     7.00%     12/1/2011         2,398,447

CALIFORNIA, STATE OF
General Obligation Bonds                                             3,000,000     6.25%      9/1/2012         3,283,440
Variable Purpose Bonds                                               2,000,000     5.00%      3/1/2028         2,054,240
General Obligation Bonds; 2005                                       4,000,000     5.00%      5/1/2027         4,109,920
General Obligation Bonds                                             2,000,000     5.00%      6/1/1933         2,036,280
Economic Recovery Bonds; Series 2004A & B                            2,000,000     5.00%      7/1/2016         2,109,940

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Imperial County; 1991 Series A                      2,500,000     6.50%      9/1/2017         2,835,275
University of California Projects; 1993 Series A                     5,000,000     5.50%      6/1/2014         5,414,200

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A      2,160,000     5.50%     10/1/2014         2,364,790
John Muir Health; Series A                                           3,000,000     5.00%     8/15/2036         3,033,270

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                      2,090,000     7.25%      8/1/2009         2,309,784

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                        2,000,000     6.25%     10/1/2012         2,182,840

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                               1,080,000     5.00%      9/1/2016         1,128,017

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                        1,000,000     6.00%      7/1/2012         1,116,730

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C                                              2,000,000     0.00%      8/1/2027           702,580

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                    2,555,000     6.60%      8/1/2016         2,874,682
Series General Obligation Refunding Bonds; 2004 Series A             2,890,000     5.00%      8/1/2026         3,003,982

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                         1,015,000     7.30%      9/1/2009         1,126,071

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A                                        4,000,000     5.00%     12/1/2027         4,120,040

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                   2,500,000     6.00%     8/15/2010         2,723,400

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                    3,540,000     6.50%      7/1/2010         3,778,985

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                              2,450,000     6.00%      7/1/2014         2,796,381
Election of 2004; Series F                                           2,000,000     5.00%      7/1/2010         2,101,500

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                   1,500,000     6.13%      7/1/2013         1,655,610

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005                 2,000,000     5.00%      8/1/2028         2,064,820

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                  2,000,000     5.50%      2/1/2014         2,141,340
Central District Redevelopment Project; Series 2005                  1,000,000     5.00%      9/1/2022         1,042,810

RIVERSIDE, COUNTY OF
Leasehold Revenue Bonds; 1997 Series C                               1,635,000     5.00%      6/1/2008         1,680,061

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005                                   1,000,000     5.00%      9/1/2030         1,026,000

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN  AUTH.
Special Tax Revenue Bonds; 1996 Series A                             1,575,000     6.00%      9/1/2016         1,806,635

SAN BERNARDINO, COUNTY OF
Justice Center / Airport Improvements; Series 2002A                  2,890,000     5.00%      7/1/2016         3,074,700

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                       2,950,000     6.75%      7/1/2011         3,360,404

SAN JOSE REDEVELOPMENT AGENCY
Unrefunded Balanced Merged Area                                      2,685,000     6.00%      8/1/2010         2,923,106

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                              1,440,000     5.25%      7/1/2016         1,570,003

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                2,500,000     5.70%      8/1/2022         2,693,050

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                         2,000,000     6.00%    11/15/2012         2,245,500
Lease Revenue Refunding Bonds; 1997 Series A                         1,750,000     5.75%    11/15/2013         1,957,428

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds          4,000,000     7.00%      7/1/2010         4,282,880

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                  1,045,000     7.25%      8/1/2010         1,185,615

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds                            2,500,000     0.00%      8/1/2029           795,750

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B                                              1,000,000     5.00%      8/1/2027         1,037,160

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                         1,815,000     5.00%    11/15/2012         1,935,933

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                          2,400,000     6.00%      8/1/2011         2,652,312

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                          3,585,000     6.75%      7/1/2013         4,128,092
Water System Revenue Bonds, 2005 Series A                            2,000,000     5.00%      3/1/2016         2,135,200

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
UC San Diego Medical Center; Series 2000                             2,500,000     5.13%     12/1/2016         2,649,475

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                    2,000,000     6.25%      1/1/2012         2,170,920

WEST VALLEY MISSION COMMUNITY COLLEGE
Election 2004, Series A                                              2,000,000     5.00%      8/1/2030         2,069,180

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B                  3,595,000     0.00%      9/1/2029         1,133,899

                                                                                                           --------------
TOTAL LONG TERM SECURITIES (COST $120,523,872)                                                               126,687,628
                                                                                                           --------------


VARIABLE RATE DEMAND NOTES* (1.72%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B5                                  700,000     3.53%      6/1/2006           700,000
Power Supply Revenue Bonds; Series 2002 B6                             300,000     3.46%      6/1/2006           300,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                   100,000     3.46%      6/1/2006           100,000

CALIFORNIA STATE ECONOMIC RECOVERY
Series C-2                                                           1,100,000     3.53%      6/1/2006         1,100,000

                                                                                                           --------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $2,200,000)                                                             2,200,000
                                                                                                           --------------


TOTAL INVESTMENT (COST $122,723,872) (a) (101.06%)                                                           128,887,628
OTHER NET LIABILITIES (-1.06%)                                                                                (1,350,369)
                                                                                                           --------------
NET ASSETS (100%)                                                                                          $ 127,537,259
                                                                                                           --------------


(a) Aggregate cost for federal income tax purpose is $122,723,872.
At 05/31/2006, unrealized appreciation (depreciation) of securities is as follows:
Unrealized Appreciation                                                                                    $   6,869,664
Unrealized (Depreciation)                                                                                       (705,908)
                                                                                                           --------------
Net Unrealized Appreciation (Depreciation)                                                                 $   6,163,756
                                                                                                           --------------

* Stated maturity reflects next reset date.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Company Name


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date  July 25, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 25, 2006


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date July 25, 2006